Segment Information	6 Months Ended
Jun. 30, 2023
Disclosure of Segment Information [Abstract]
SEGMENT INFORMATION

5 SEGMENT INFORMATION

The Group has three reportable segments: Revenue from subscriptions, Revenue from advertisement, and Revenue from live events. Segments were identified based on the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The Premium service is a paid service in which customers can listen on demand and offline. Revenue for the Premium segment is generated through subscription fees. The Ad-Supported service is free to the user. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group's content. Revenues from live events are generated from the sale of tickets, food and beverage & sponsorships. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed with the rights holders. The remaining cost of revenue items that are not specifically associated to either of the segments are allocated based on user activity in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD
Revenue from subscription segment
Revenue	11,392,072	12,395,929
Cost of revenue	(11,489,456)	(11,110,051)
Gross profit	(97,384)	1,285,878

Revenue from advertisement segment
Revenue	5,270,804	7,367,405
Cost of revenue	(1,974,887)	(5,709,685)
Gross profit	3,295,917	1,657,720

Revenue from live events segment
Revenue	2,240,835	1,275,391
Cost of revenue	(2,390,455)	(1,278,004)
Gross profit	(149,620)	(2,613)

Consolidated
Revenue	18,903,711	21,038,725
Cost of revenue	(15,854,798)	(18,097,740)
Gross profit	3,048,913	2,940,985

Reconciliation of gross profits

Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Segment gross profit	3,048,913	2,940,985
Selling and marketing expenses	(4,673,130)	(6,667,198)
General and administrative expenses (note 6)	(9,090,300)	(10,739,304)
Consultancy and professional fees	(530,275)	(1,341,978)
Government grants	1,431,490	2,123,055
Finance costs	(139,255)	(479,148)
Finance income	5,234	721
Other income	840,100	2,811,288
Share of loss of a joint venture	(126,844)	(127,209)
Fair value change of warrant liabilities (note 17)	(208,383)	3,597,835
Recapitalization expense	-	(48,521,756)
Foreign exchange loss, net	(2,409,540)	(1,199,639)
Loss before tax	(11,851,990)	(57,602,348)

Revenue by market

	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2023	2022
	USD	USD

Egypt	6,976,960	5,984,090
UAE	4,286,444	5,320,004
KSA	2,930,379	4,253,911
Lebanon	1,588,373	1,939,228
Jordan	551,497	599,384
Morocco	537,996	436,280
Others*	2,032,062	2,505,828
	18,903,711	21,038,725

Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is viewed. Live events revenue is attributed to a country based on where the events occurred.

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.